Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
a)Derivative financial instruments
Interest rate swap
The Company has an interest rate swap agreement to hedge the interest rate variability on tranche C of the term loan with a notional amount of $160.0, maturing on June 27, 2023. The swap agreement has the effect of converting the variable interest rate on the term loan, based on a bankers’ acceptance rate, into a fixed interest rate of 2.295%, plus applicable basis points spread. The change in fair value of the interest rate swap, estimated using market rates at December 31, 2021, is an unrealized gain of $4.6 ($3.5 net of tax) (2020 - loss of $5.4 ($4.1 net of tax)). The Company has designated the swap as a cash flow hedge against tranche C.

There is an economic relationship between the interest rate swap and this tranche of the term loan because the terms of the two instruments match (i.e., notional amount, payment, and reset dates). The Company has established a hedge ratio of 1:1 for the hedging relationship as the underlying risks of the interest rate swap are identical to the hedged risks.

Hedge ineffectiveness could arise due to a renegotiation or amendment made to the hedged term loan resulting in a reduced term or a mismatch in the notional amount compared to the interest rate swap.

Total return swaps on share-based compensation units
In December 2021, the Company entered into total return swap (TRS) agreements with financial institutions to manage its exposure to changes in the fair value the Company's shares for certain cash-settled share-based payment obligations. The TRS agreements fixed the impact that the Company's share price has on the payments required to settle the obligations for RSUs and DSUs.

The Company designated the TRSs related to its RSUs as a cash flow hedge, with a notional amount of $24.9 maturing between 2022 and 2024. There is an economic relationship between these TRSs and the obligation for RSUs because the terms of the two instruments match (i.e., notional amount and payment). The Company has established a hedge ratio of 1:1 for the hedging relationship as the underlying risk of the TRSs are identical to the hedged risk component. Hedge ineffectiveness could arise if actual forfeitures of RSUs are greater than anticipated which could create a mismatch in the notional amounts.

The fair value of the TRSs, recorded in other assets (note 15), are based on the difference between the hedged price and the fair value of the Company’s common shares. For the year ended December 31, 2021, changes in the fair value of the TRSs related to the Company's RSUs of $0.1 ($0.1 net of tax) were recognized in other comprehensive (loss) income and $0.1 ($0.1 net of tax) was reclassified to the consolidated statements of income, in administrative and marketing expenses. Changes in the fair value of the TRSs related to the Company's DSUs, for which hedge accounting was not applied, of $0.1 were recognized in administrative and marketing expenses in the consolidated statements of income.

Foreign currency forward contracts
As at December 31, 2021, the Company has foreign currency forward contracts to purchase AUD$42.8 for CAD$39.3 equivalent on the trade date and matures at various dates before May 2022 (2020 - USD$75.0 for CAD$96.0 and matured on February 5, 2021). These were entered to mitigate the risk of foreign currency fluctuations. The fair value of these contracts, estimated using market rates as at December 31, 2021, is an unrealized gain of $0.3 (2020 - unrealized loss of $0.5) and was recorded in foreign exchange losses and in the consolidated statements of financial position within trade and other receivables.

b)Nature and extent of risks
The COVID-19 pandemic, as described in note 5, has had adverse financial impacts on the global economy, but the Company has not seen any increases to its risk exposure. Management continues to closely monitor the impact of the pandemic on the Company’s risk exposure and will adjust its risk management approach as necessary.

Credit risk
Assets that subject the Company to credit risk consist primarily of cash and deposits, trade and other receivables, unbilled receivables, contract assets, investments held for self-insured liabilities, holdbacks on long-term contracts, total return swaps, and other financial assets. The Company’s maximum amount of credit risk exposure is limited to the carrying amount of these assets, which at December 31, 2021, was $1,746.9 (2020 – $1,649.6).
The Company limits its exposure to credit risk by holding its cash and cash equivalents and derivatives with high-quality credit institutions. Investments held for self-insured liabilities include corporate bonds and equity securities. The Company believes the risk associated with corporate bonds and equity securities is mitigated by the overall quality and mix of the Company’s investment portfolio. Substantially all bonds held by the Company are investment grade, and none are past due. The Company monitors changes in credit risk by tracking published external credit ratings.

The Company mitigates the risk associated with trade and other receivables, unbilled receivables, contract assets, and holdbacks on long-term contracts by providing services to diverse clients in various industries and sectors of the economy. In addition, management reviews trade and other receivables past due on an ongoing basis to identify matters that could potentially delay the collection of funds at an early stage. The Company does not concentrate its credit risk in any particular client, industry, or economic or geographic sector.

The Company monitors trade receivables to an internal target of days of revenue in trade receivables. At December 31, 2021, the days of revenue in trade receivables was 59 days (2020 – 58 days).

The lifetime ECLs relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2021	$	$	$	$	$	$
Expected loss rate		0.09%	0.14%	0.34%	0.73%	1.55%
Gross carrying amount	1,348.3	1,026.1	181.1	56.3	30.7	54.1
Loss allowance provision, end of the year	2.6	1.1	0.2	0.2	0.2	0.9
December 31, 2020
Expected loss rate		0.12%	0.16%	0.38%	0.76%	1.52%
Gross carrying amount	1,180.9	864.7	160.3	60.9	25.9	69.1
Loss allowance provision, end of the year	3.7	1.3	0.3	0.2	0.3	1.6

During 2021, $1.0 trade receivables were written off (2020 – $2.0) and the Company had recoveries of $2.2 (2020 - nil) from the collection of accounts receivable previously written off.

Bonds carried at FVOCI are considered to be low risk; therefore, the impairment provision is determined to be the 12-month ECL.

Price risk
The Company’s investments held for self-insured liabilities are exposed to price risk arising from changes in the market values of the equity securities. This risk is mitigated because the portfolio of equity funds is monitored regularly and appropriately diversified. For the Company's investments held for self-insured liabilities, a 1% increase or decrease in equity prices at December 31, 2021, would increase or decrease the Company’s net income by $1.5, respectively.

The Company is also exposed to changes in its share price arising from its cash-settled share-based payments as the Company's obligation under these arrangements are based on the price of the Company's shares. Beginning December 2021, the Company mitigates its exposure to this risk for its RSUs and DSUs by entering into TRSs. For PSUs, a 10% increase or decrease in the price of the Company's shares at December 31, 2021, would decrease or increase the Company’s net income by $1.3, respectively.

Liquidity risk
The Company meets its liquidity needs through various sources, including cash generated from operations, issuing senior unsecured notes, borrowings from its $800.0 revolving credit facility, term loans, and the issuance of common shares. The unused capacity of the revolving credit facility at December 31, 2021, was $243.7 (2020 – $786.5). The Company believes that it has sufficient resources to meet obligations associated with its financial liabilities.
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$
December 31, 2021
Bank indebtedness	7.2	7.2	—	—
Trade and other payables	634.7	634.7	—	—
Lease liabilities	758.9	136.9	241.2	380.8
Long-term debt	1,250	52.6	190.7	1,006.7
Other financial liabilities	6.2	3.4	2.7	0.1
Total contractual obligations	2,657	834.8	434.6	1,387.6
December 31, 2020
Bank indebtedness	4.7	4.7	—	—
Trade and other payables	576.0	576.0	—	—
Lease liabilities	740.3	127.8	226.9	385.6
Long-term debt	683.2	47.6	334.7	300.9
Other financial liabilities	8.2	0.9	7.2	0.1
Total contractual obligations	2,012.4	757.0	568.8	686.6

Interest rate risk
The Company is subject to interest rate cash flow risk to the extent that its revolving credit facility and term loan are based on floating interest rates. However, this risk has been partially mitigated by our interest rate swap on tranche C of the term loan. The Company is also subject to interest rate pricing risk to the extent that its investments held for self-insured liabilities include fixed-rate government and corporate bonds.

If the interest rate on the Company’s revolving credit facility and term loan balances at December 31, 2021, was
0.5% higher or lower, with all other variables held constant, net income would decrease or increase by $2.6, respectively.

Foreign exchange risk
Foreign exchange risk is the risk that the fair value of the future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange gains or losses in net income arise on the translation of foreign currency-denominated assets and liabilities (such as trade and other receivables, trade and other payables, and long-term debt) held in the Company’s Canadian operations and foreign subsidiaries. The Company manages its exposure to foreign exchange fluctuations on these items by matching foreign currency assets with foreign currency liabilities and through the use of foreign currency forward contracts.

Foreign exchange fluctuations may also arise on the translation of the Company’s US-based subsidiaries or other foreign subsidiaries, where the functional currency is different from the Canadian dollar, and are recorded in other comprehensive income. The Company does not hedge for this foreign exchange risk.